Annual Total Returns- Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Absolute Return Income Opportunities Fund - Class D	2015	2016	2017	2018	2019	2020
Total	(0.59%)	4.91%	2.20%	(4.04%)	3.38%	3.49%